Prepayments and Other Assets (Tables)	6 Months Ended
Jun. 30, 2022
Goodwill [Abstract]
Schedule of prepayments and other assets
	As of December 31, 2021	As of June 30, 2022
	RMB’000	RMB’000

Prepayments and other current assets
Receivables from third-party payment channels (i)	10,151	4,849
Cash advanced to employees	566	1,200
Prepaid advertising and marketing fees	2,751	694
Prepaid rental and property management fees	3,637	2,115
Prepayment for purchase of office supplies	534	534
Books and other related educational materials (ii)	7,899	7,551
Prepayment for equipment	53,285	58,027
Prepaid taxes	5,824	3,659
Others	33,088	48,812
Total	117,735	127,441

Long-term prepayments and other non-current assets
Prepayment for leasehold improvement	76	2
Long-term rental deposits	26,178	20,217

Total	26,254	20,219